Lease Obligations (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation	$ 640,307	$ 1,003,987
Less finance expenses		(64,982)
Lease Obligations	640,307	939,005
Year 1 [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation	254,668	303,788
Year 2 [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation	194,261	227,757
Year 3 [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation	$ 191,378	179,872
Year 4 [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation		196,570
Year 5 and thereafter [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Total lease obligation		$ 96,000